Accounts payable and accrued liabilities - Disclosure of detailed information about trade and other payables (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts payable and accrued liabilities [abstract]
Trade payables	$ 9,678	$ 12,771
Other payables	13,568	19,093
Accrued interests on long-term debt	142	166
Income taxes payable	0	6,055
Other accrued liabilities	6,661	8,804
Accounts payable and accrued liabilities	$ 30,049	$ 46,889